Schedule of warrant liability activity (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jul. 31, 2019 CAD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2018 CAD ($)
Debt instruments held [abstract]
Opening balance	$ 3,130		$ 1,356
Granted	0		0
Expired	0		0
Exercised	(6,367)		(3,317)
Revaluation due to foreign exchange	3,730		5,091
Closing balance	$ 493	$ 375	$ 3,130